Income Taxes (Details) - Schedule of deferred tax liabilities (assets), net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Provision for financial guarantee services		$ 38,870
Allowance on doubtful accounts	$ 321,429	190,576
Accrued expenses
Lease liability	22,009	16,375
Net operating loss carrying forward	70,910	165,290
Less: valuation allowance	(70,910)	(165,290)
Total deferred tax assets	343,438	245,821
Deferred tax liabilities
Right-of-use assets	(18,212)	(9,328)
Recognition of intangible assets arising from business combination	(502,324)	(780,849)
Deferred tax liabilities, net	$ (177,098)	$ (544,356)